SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	$ 99,140	$ 99,611	$ 100,195
Clinical laboratory [Member]
Disclosure of products and services [line items]
Revenue	73,366	74,166	73,576
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenue	16,774	16,908	18,810
Laboratory services [Member]
Disclosure of products and services [line items]
Revenue	$ 9,000	$ 8,537	$ 7,809